Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	NMR
Entity Central Index Key	0001163653
Current Fiscal Year End Date	--03-31
Entity Registrant Name	NOMURA HOLDINGS INC